Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Book Value	$ 88,957,752
- Depreciation for the year	(8,788,121)	$ (10,995,023)	$ (12,137,445)
Net Book Value	105,584,633	88,957,752
Costs, Delivery of newbuilding vessel	31,831,439
Vessels [Member]
Costs	124,748,377	140,389,916
Accumulated Depreciation	(35,790,625)	(29,239,689)
Net Book Value	88,957,752	111,150,227
- Depreciation for the year	(8,788,121)	(10,995,023)
Costs, Sale of a vessel	(3,749,135)	(10,550,000)
- Sale of vessel	1,113,067	3,666,244
Net Book Value, Sale of a vessel	(2,636,068)	(6,883,756)
Costs, vessel held for sale	(18,410,922)	(5,091,539)
- Vessel held for sale	9,672,208	777,843
Net book value, vessel held for sale	(8,738,714)	(4,313,696)
Costs	139,378,104	124,748,377	140,389,916
Accumulated Depreciation	(33,793,471)	(35,790,625)	(29,239,689)
Net Book Value	105,584,633	88,957,752	$ 111,150,227
Costs, Delivery of newbuilding vessel	31,831,439
Costs, Vessel Acquisition	4,958,345
Costs, Sale of a vessel	(3,749,135)	(10,550,000)
- Sale of vessel	1,113,067	3,666,244
Net Book Value, Sale of a vessel	$ (2,636,068)	$ (6,883,756)